DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss) [Table Text Block]
The effect of derivative instruments in cash flow hedging relationships on the Consolidated Statements of Income were as follows:

		Twelve months ended
(Dollars in thousands)		December 31, 2023
Derivatives in Cash Flow Hedging Relationship	Location of Gain or (Loss) Reclassified from AOCI into income	Gain (loss) recognized in AOCI on Derivatives	Gain (loss) reclassified in AOCI on Derivatives
Interest rate contracts	Interest income/(expense)	$(3,755)	$237

Summary of Derivative Financial Instruments and Balances
The following table details the classification and amounts of interest rate derivatives, foreign exchange contracts and cash flow hedges recognized in the Consolidated Balance Sheets:

	December 31, 2023			December 31, 2022
		Estimated fair value			Estimated fair value
(Dollars in thousands)	Notional amount	Gain (1)	Loss (2)	Notional amount	Gain (1)	Loss (2)
Derivatives not designated as qualifying hedging instruments
Client derivatives-instruments associated with loans (3)
Matched interest rate swaps with borrower	$2,172,714	$13,232	$(104,343)	$2,206,351	$5,057	$(147,759)
Matched interest rate swaps with counterparty	2,172,714	104,092	(13,232)	2,206,351	147,759	(5,057)
Foreign exchange contracts (4)
Matched foreign exchange contracts with customers	7,021,569	84,731	(60,825)	7,734,395	111,078	(93,804)
Matched foreign exchange contracts with counterparty	6,972,870	60,825	(84,731)	7,681,006	93,804	(111,078)
Derivatives not designated as qualifying hedging instruments	18,339,867	262,880	(263,131)	19,828,103	357,698	(357,698)

Derivatives designated as qualifying hedging instruments
Cash flow hedges (5)
Interest rate collars and floors on loan pools	1,000,000	0	(6,896)	0	0	0
Total derivatives designated as qualifying hedging instruments	1,000,000	0	(6,896)	0	0	0
Total	$19,339,867	$262,880	$(270,027)	$19,828,103	$357,698	$(357,698)
(1) Derivative assets are included in Accrued interest and other assets in the Consolidated Balance Sheets.
(2) Derivative liabilities are included in Accrued interest and other liabilities in the Consolidated Balance Sheets.
(3) Changes in fair value are included in Client derivative fees in the Consolidated Statements of Income.
(4) Changes in fair value are included in Foreign exchange income in the Consolidated Statements of Income.
(5) Changes in fair value are included in Accumulated comprehensive income in the Consolidated Balance sheets.

Disclosure by Type of Financial Instrument [Table Text Block]
The following table discloses the gross and net amounts of client derivatives and foreign exchange contracts recognized in the Consolidated Balance Sheets:

	December 31, 2023			December 31, 2022
(Dollars in thousands)	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of (assets)/liabilities presented in the Consolidated Balance Sheets	Gross amounts of recognized liabilities	Gross amounts offset in the Consolidated Balance Sheets	Net amounts of (assets)/liabilities presented in the Consolidated Balance Sheets
Client derivatives
Matched interest rate swaps	$117,324	$(270,678)	$(153,354)	$152,816	$(314,048)	$(161,232)
Foreign exchange contracts with counterparty	145,556	(55,959)	89,597	204,882	(101,945)	102,937
Cash flow hedges	(6,896)	4,886	(2,010)	0	0	0
Total	$255,984	$(321,751)	$(65,767)	$357,698	$(415,993)	$(58,295)

Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received
The following table details the derivative financial instruments and the average remaining maturities at December 31, 2023:

(Dollars in thousands)	Notional amount	Average maturity (years)	Fair value
Interest rate contracts
Receive fixed, matched interest rate swaps with borrower	$2,172,714	4.7	$(91,111)
Pay fixed, matched interest rate swaps with counterparty	2,172,714	4.7	90,860
Foreign exchange contracts
Foreign exchange contracts - pay USD	7,021,569	0.6	23,906
Foreign exchange contracts - receive USD	6,972,870	0.6	(23,906)
Total client derivatives	18,339,867	1.6	(251)

Cash flow hedges
Interest rate collars and floors on loan pools	1,000,000	3.5	(6,896)
Total cash flow hedges	1,000,000	3.5	(6,896)
Total client derivatives	$19,339,867	1.7	$(7,147)